UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund:  BlackRock Latin America Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.6%
YPF SA, ADR	58,000	$2,052,040
Brazil — 62.3%
AMBEV SA, ADR	2,584,000	17,803,760
Arezzo Industria e Comercio SA	53,000	668,588
Autometal SA	162,000	1,362,407
Banco Bradesco SA — ADR	1,298,000	19,833,440
Banco do Brasil SA	350,000	4,276,364
BB Seguridade Participacoes SA	1,250,000	18,236,915
BR Properties SA	624,000	3,858,830
BRF SA — ADR	525,000	12,862,500
CCR SA	1,096,000	8,618,243
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	165,000	7,963,636
Cosan Ltd., Class A	72,000	869,040
Cosan SA Industria e Comercio	430,000	7,044,893
Even Construtora e Incorporadora SA	535,000	1,471,471
Fibria Celulose SA (a)	38,000	373,007
Fibria Celulose SA — Sponsored ADR (a)	62,000	611,320
Hypermarcas SA (a)	310,000	2,471,802
Iguatemi Empresa de Shopping Centers SA	185,000	1,977,410
Itau Unibanco Holding SA, Preference Shares — ADR	2,200,000	33,880,000
Klabin SA, Preference Shares	350,000	1,750,964
Kroton Educacional SA	510,000	13,582,016
Localiza Rent a Car SA (a)	75,000	1,194,050
Localiza Rent a Car SA	54,000	859,716
Lojas Renner SA	7,000	211,350
Marcopolo SA, Preference Shares	1,217,000	2,145,675
Mills Estruturas e Servicos de Engenharia SA	180,000	1,875,570
Petroleo Brasileiro SA — ADR	1,700,000	27,547,680
Raia Drogasil SA	198,000	1,655,564
Transmissora Alianca de Energia Eletrica SA	210,000	1,891,967
Ultrapar Participacoes SA	307,000	7,070,303
Vale SA, Preference Shares — ADR	1,300,000	16,640,000

		220,608,481
Chile — 1.7%
SACI Falabella	760,000	6,051,913
Colombia — 0.8%
Cemex Latam Holdings SA (a)	291,000	2,868,530
Mexico — 25.5%
Alfa SAB de CV, Series A	2,706,000	7,395,445
Alpek SA de CV (b)	614,000	1,115,139
Alsea SAB de CV (a)	385,100	1,310,563
America Movil SAB de CV, Series L — ADR	500,000	11,785,000

Common Stocks	Shares		Value
Mexico (concluded)
Arca Continental SAB de CV		208,443	$1,470,611
Cemex SAB de CV — ADR (a)		1,073,680	13,485,421
Compartamos SAB de CV		950,000	1,915,091
Concentradora Fibra Hotelera Mexicana SA de CV		622,000	1,090,147
Fibra Uno Administracion SA de CV		1,675,000	5,886,573
Fomento Economico Mexicano SAB de CV — ADR		107,000	10,046,230
Grupo Aeroportuario del Pacifico SAB de CV, Class B		158,887	1,067,139
Grupo Financiero Banorte SAB de CV, Series O		800,000	5,316,793
Grupo Sanborns SA de CV		1,100,000	1,819,743
Grupo Televisa SAB — ADR		335,000	11,922,650
Kimberly-Clark de Mexico SAB de CV, Class A		950,000	2,415,242
Mexico Real Estate Management SA de CV (a)		1,217,000	2,456,094
Wal-Mart de Mexico SAB de CV, Series V		3,950,000	9,800,302

			90,298,183
Peru — 5.9%
Compania de Minas Buenaventura SA — ADR		170,000	1,990,700
Credicorp Ltd.		84,000	12,425,280
Grana y Montero SA — ADR		112,000	1,870,400
Southern Copper Corp.		137,000	4,501,820

			20,788,200
Total Common Stocks — 96.8%			342,667,347

Corporate Bonds	Par (000)
Brazil — 0.7%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	930,549
11.30%, 10/15/18		1,236	406,401
Klabin SA:
12.24%, 1/08/19 (c)(d)		1,528	673,691
7.25%, 6/15/20		22	141,426
2.50%, 6/15/22		22	141,426
Lupatech SA, Series 1, 6.50%, 4/15/18 (c)(e)		2,128	46,898
Total Corporate Bonds — 0.7%			2,340,391

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Participation Notes	Par (000)		Value
Brazil — 1.4%
Morgan Stanley BV:
(Arezzo Industria e Comercio SA), due 3/02/15	USD	100	$1,507,970
(Fibria Celulose SA), due 12/07/15		55	539,879
(Localiza Rent a Car SA), due 7/10/17 (d)		80	1,284,392
(Lojas Renner SA), due 2/27/17		50	1,777,380

Total Participation Notes — 1.4%			5,109,621

Rights		Shares
Brazil — 0.0%
Klabin SA (Expires 06/20/15)		22,282	—

Warrants (f)
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644	—
Total Long-Term Investments (Cost — $264,945,829) — 98.9%			350,117,359

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(h)		4,382,345	$4,382,345

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (g)(h)(i)	USD	919	919,229
Total Short-Term Securities (Cost — $5,301,574) — 1.5%			5,301,574
Total Investments (Cost — $270,247,403*) — 100.4%			355,418,933
Liabilities in Excess of Other Assets — (0.4)%			(1,309,286)

Net Assets — 100.0%			$354,109,647

* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$289,622,235

Gross unrealized appreciation			$93,911,624
Gross unrealized depreciation			(28,114,926)

Net unrealized appreciation			$65,796,698

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,907,527	2,474,818	4,382,345	$750
BlackRock Liquidity Series, LLC, Money Market Series	$3,075,150	$(2,155,921)	$919,229	$20,176

(h)	Represents the current yield as of report date.

2	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
BRL	Brazilian Real
USD	U.S. Dollar

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks:
Argentina	$2,052,040	—	—	$2,052,040
Brazil	219,414,431	$1,194,050	—	220,608,481
Chile	6,051,913	—	—	6,051,913
Colombia	2,868,530	—	—	2,868,530
Mexico	90,298,183	—	—	90,298,183
Peru	20,788,200	—	—	20,788,200
Corporate Bonds	—	282,852	$2,057,539	2,340,391
Participation Notes	—	539,879	4,569,742	5,109,621
Short-Term Securities	4,382,345	919,229	—	5,301,574

Total	$345,855,642	$2,936,010	$6,627,281	$355,418,933

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2014	3

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$267,019	—	—	$267,019
Liabilities:
Collateral on securities loaned at value	—	$(919,229)	—	(919,229)

Total	$267,019	$(919,229)	—	$(652,210)

There were no transfers between Level 1 and Level 2 during the six months ended July 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2013	$1,495,204	$7,605,162	$9,100,366
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	(1,964)	—	(1,964)
Net realized gain (loss)	(20,975)	(540,262)	(561,237)
Net change in unrealized appreciation/depreciation[1,2]	6,399	187,132	193,531
Purchases	640,143	4,227,000	4,867,143
Sales	(61,268)	(6,909,290)	(6,970,558)

Closing Balance, as of July 31, 2014	$2,057,539	$4,569,742	$6,627,281

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014[2]	$(1,374,822)	$172,632	$(1,202,190)

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

4	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: September 25, 2014